Segment Reporting	12 Months Ended
Feb. 29, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

4. SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group Chief Executive Officer (“CEO”), who makes strategic decisions.

The Group organized its business units based on its products and services into the following reportable segments:

-	Cartrack is a provider of an on-the-ground operational Internet of Things (“IoT”) Software-as-a-service (“SaaS”) cloud that maximizes the value of transportation, operations and workflow data by providing insightful real-time data analytics to connected vehicles and equipment.

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Carzuka is a physical and e-commerce vehicle buying and selling marketplace which allows customers to source, buy and sell vehicles efficiently and cost effectively. During the third quarter of the financial year, despite the growth experienced by Carzuka in South Africa, a decision was made to cease buying second hand vehicles in South Africa. This follows considerable interaction with motor dealerships across South Africa during these periods, who perceived Carzuka’s business interests to conflict with their business interests and Cartrack does not want to risk the long-standing strategic relationships that Cartrack has forged with motor dealerships across South Africa.

There are many components within the Carzuka’s platform that had been built and developed and will continue to provide value to the existing Cartrack fleet platform. As at February 29, 2024, Carzuka has been integrated into Cartrack’s broader operations.

-	Karooooo Logistics provides a software application enabling the management of last mile delivery and general operational logistics. This technology addresses the challenges of on-the-ground distribution for large enterprises requiring systems integrations, payment gateways, third-party long-haul services and crowd-sourced drivers in order to scale and meet their operational needs.

The CODM monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss which in certain respects, as explained in the table below, is measured differently from operating profit or loss in the consolidated financial statements.

The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 29, 2024, February 28, 2023 and February 28, 2022 as follows:

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 29, 2024
Subscription revenue	3,522,816	–	12,989	3,535,805
Other revenue	90,879	–	–	90,879
Vehicle sales	–	274,787	–	274,787
Delivery service	–	–	304,040	304,040
Segment revenue	3,613,695	274,787	317,029	4,205,511

Segment operating profit/(loss)	1,069,313	(52,907)	26,096	1,042,502

Depreciation and amortization	640,419	5,386	2,337	648,142
Capital expenditure	923,579	317	3,672	927,568

February 28, 2023
Subscription revenue	3,003,931	–	6,141	3,010,072
Other revenue	72,709	–	–	72,709
Vehicle sales	–	250,845	–	250,845
Delivery service	–	–	173,441	173,441
Segment revenue	3,076,640	250,845	179,582	3,507,067

Segment operating profit/ (loss)	914,981	(37,813)	4,747	881,915

Depreciation and amortization	541,238	2,133	1,560	544,931
Capital expenditure	605,716	12,074	8,519	626,309

February 28, 2022
Subscription revenue	2,565,745	–	2,420	2,568,165
Other revenue	71,055	–	–	71,055
Vehicle sales	–	67,310	–	67,310
Delivery service	–	–	39,621	39,621
Segment revenue	2,636,800	67,310	42,041	2,746,151

Segment operating profit/ (loss)	715,336	(13,302)	(2,909)	699,125

Depreciation and amortization	497,161	97	101	497,359
Capital expenditure	594,171	1,916	363	596,450

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022
Total segment operating profits	1,042,502	881,915	699,125
IPO costs	–	–	(10,288)
Finance income	39,418	23,255	6,083
Finance cost	(15,822)	(10,095)	(12,331)
Fair value changes to derivative assets	(388)	(971)	(506)
Consolidated profit before taxation	1,065,710	894,104	682,083

Information about geographical areas:

	As of February 29/28
Non-current operating assets[1]	2024	2023

South Africa	1,714,719	1,417,103
Africa-Other	154,777	116,463
Europe	355,904	270,379
Asia-Pacific[2], Middle East & USA	498,361	380,436
	2,723,761	2,184,381

1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 226.2 million (2023: ZAR 140.0 million).

Information about revenue from geographical areas are disclosed in Note 20.

There are no customers which contribute in excess of 10% of Group revenue for the financial year ended February 29, 2024, February 28, 2023 and February 28, 2022.